Events After the Reporting Period - Additional Information (Details) € in Thousands			12 Months Ended
	Mar. 05, 2024 EUR (€)	Jan. 18, 2024 EUR (€)	Dec. 31, 2023 EUR (€) Loan	Dec. 31, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Loan amount			€ 377,644	€ 197,512
Number of term loan contracts entered | Loan			2
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Loan amount	€ 80,000	€ 80,000
Tenor of loan	5 years	5 years
Loans, interest payment period	2 years	2 years
Amortization period of loans	3 years	3 years
Events After Reporting Period | BPER Banca
Disclosure of non-adjusting events after reporting period [line items]
Loan amount		€ 30,000
Events After Reporting Period | Banca Intesa Sanpaolo
Disclosure of non-adjusting events after reporting period [line items]
Loan amount	€ 50,000